Financial Instruments and Risk Management (Details) - Schedule of sensitivity analysis - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Linked to NIS [Member]
Financial Instruments and Risk Management (Details) - Schedule of sensitivity analysis [Line Items]
Sensitivity analysis	$ (373)	$ (631)
Sensitivity analysis rate	10.00%	10.00%
Sensitivity analysis total	$ (37)	$ (63)
Linked to AUD [Member]
Financial Instruments and Risk Management (Details) - Schedule of sensitivity analysis [Line Items]
Sensitivity analysis	$ (21)	$ (350)
Sensitivity analysis rate	10.00%	10.00%
Sensitivity analysis total	$ (2)	$ (35)
Linked to RMB [Member]
Financial Instruments and Risk Management (Details) - Schedule of sensitivity analysis [Line Items]
Sensitivity analysis	$ 15	$ (19)
Sensitivity analysis rate	10.00%	10.00%
Sensitivity analysis total	$ 2	$ (2)